NEOS S&P 500® Hedged Equity Income ETF
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 97.1%		Shares	Value
Aerospace & Defense - 2.0%
Boeing Co. (a)		102	$23,937
General Dynamics Corp.		32	10,386
General Electric Co.		145	39,904
Howmet Aerospace, Inc.		56	9,750
L3Harris Technologies, Inc.		28	7,773
Lockheed Martin Corp.		28	12,758
Northrop Grumman Corp.		14	8,261
RTX Corp.		184	29,182
Textron, Inc.		28	2,244
TransDigm Group, Inc.		3	4,197
			148,392

Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.		14	1,802
Expeditors International of Washington, Inc.		14	1,688
FedEx Corp.		28	6,470
United Parcel Service, Inc. - Class B		112	9,793
			19,753

Automobile Components - 0.0%(b)
Aptiv PLC (a)		28	2,227

Automobiles - 1.9%
Ford Motor Co.		574	6,756
General Motors Co.		140	8,202
Tesla, Inc. (a)		378	126,203
			141,161

Banks - 3.7%
Bank of America Corp.		913	46,326
Citigroup, Inc.		257	24,819
Citizens Financial Group, Inc.		70	3,660
Fifth Third Bancorp		98	4,485
Huntington Bancshares, Inc.		210	3,740
JPMorgan Chase & Co.		383	115,444
KeyCorp		140	2,710
M&T Bank Corp.		28	5,646
PNC Financial Services Group, Inc.		56	11,617
Regions Financial Corp.		126	3,451
Truist Financial Corp.		196	9,177
US Bancorp		224	10,938
Wells Fargo & Co.		452	37,145
			279,158

Beverages - 1.1%
Brown-Forman Corp. - Class B		28	838
Coca-Cola Co.		534	36,841
Constellation Brands, Inc. - Class A		28	4,534
Keurig Dr. Pepper, Inc.		168	4,887
Molson Coors Beverage Co. - Class B		28	1,414
Monster Beverage Corp. (a)		98	6,116
PepsiCo, Inc.		196	29,136
			83,766

Biotechnology - 1.5%
AbbVie, Inc.		242	50,917
Amgen, Inc.		73	21,003
Biogen, Inc. (a)		28	3,702
Gilead Sciences, Inc.		182	20,560
Incyte Corp. (a)		28	2,369
Moderna, Inc. (a)		56	1,349
Vertex Pharmaceuticals, Inc. (a)		32	12,513
			112,413

Broadline Retail - 0.1%
eBay, Inc.		70	6,343

Building Products - 0.5%
A O Smith Corp. - Class A		14	998
Allegion PLC		14	2,377
Builders FirstSource, Inc. (a)		14	1,942
Carrier Global Corp.		112	7,302
Johnson Controls International PLC		98	10,475
Masco Corp.		28	2,055
Trane Technologies PLC		28	11,637
			36,786

Capital Markets - 3.2%
Ameriprise Financial, Inc.		14	7,207
Bank of New York Mellon Corp.		98	10,349
Blackrock, Inc.		16	18,034
Blackstone, Inc.		98	16,797
Cboe Global Markets, Inc.		14	3,303
Charles Schwab Corp.		232	22,235
CME Group, Inc. - Class A		46	12,259
Coinbase Global, Inc. - Class A (a)		15	4,568
Franklin Resources, Inc.		42	1,078
Goldman Sachs Group, Inc.		42	31,301
Interactive Brokers Group, Inc. - Class A		48	2,988
Intercontinental Exchange, Inc.		84	14,834
Invesco Ltd.		70	1,532
KKR & Co., Inc.		98	13,670
Moody's Corp.		18	9,176
Morgan Stanley		170	25,582
MSCI, Inc.		5	2,839
Nasdaq, Inc.		56	5,305
Northern Trust Corp.		28	3,676
Raymond James Financial, Inc.		28	4,744
S&P Global, Inc.		42	23,035
State Street Corp.		42	4,829
T. Rowe Price Group, Inc.		28	3,013
			242,354

Chemicals - 1.1%
Air Products and Chemicals, Inc.		28	8,235
Albemarle Corp.		14	1,189
CF Industries Holdings, Inc.		28	2,426
Corteva, Inc.		98	7,271
Dow, Inc.		98	2,414
DuPont de Nemours, Inc.		56	4,307
Eastman Chemical Co.		14	985
Ecolab, Inc.		32	8,865
International Flavors & Fragrances, Inc.		42	2,835
Linde PLC		61	29,176
LyondellBasell Industries NV - Class A		42	2,367
Mosaic Co.		42	1,403
PPG Industries, Inc.		28	3,114
Sherwin-Williams Co.		28	10,243
			84,830

Commercial Services & Supplies - 0.5%
Cintas Corp.		45	9,451
Republic Services, Inc.		28	6,551
Rollins, Inc.		42	2,375
Veralto Corp.		42	4,460
Waste Management, Inc.		56	12,678
			35,515

Communications Equipment - 0.9%
Arista Networks, Inc. (a)		142	19,390
Cisco Systems, Inc.		547	37,792
F5, Inc. (a)		4	1,253
Motorola Solutions, Inc.		18	8,504
			66,939

Construction & Engineering - 0.1%
Quanta Services, Inc.		18	6,803

Construction Materials - 0.1%
Martin Marietta Materials, Inc.		4	2,466
Vulcan Materials Co.		14	4,076
			6,542

Consumer Discretionary - 4.0%
Amazon.com, Inc. (a)		1,303	298,387

Consumer Finance - 0.6%
American Express Co.		74	24,515
Capital One Financial Corp.		87	19,768
Synchrony Financial		56	4,275
			48,558

Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.		59	55,656
Dollar General Corp.		28	3,045
Dollar Tree, Inc. (a)		28	3,057
Kroger Co.		98	6,648
Sysco Corp.		70	5,633
Target Corp.		70	6,719
Walmart, Inc.		603	58,479
			139,237

Containers & Packaging - 0.2%
Amcor PLC		210	1,812
Avery Dennison Corp.		14	2,403
Ball Corp.		42	2,211
International Paper Co.		84	4,173
Packaging Corp. of America		14	3,052
Smurfit WestRock PLC		70	3,315
			16,966

Distributors - 0.0%(b)
Genuine Parts Co.		14	1,951
LKQ Corp.		42	1,370
			3,321

Diversified Telecommunication Services - 0.7%
AT&T, Inc.		1,036	30,345
Verizon Communications, Inc.		580	25,653
			55,998

Electric Utilities - 1.6%
Alliant Energy Corp.		42	2,733
American Electric Power Co., Inc.		84	9,326
Constellation Energy Corp.		42	12,935
Duke Energy Corp.		112	13,719
Edison International		56	3,143
Entergy Corp.		56	4,933
Evergy, Inc.		28	1,995
Eversource Energy		56	3,588
Exelon Corp.		140	6,115
FirstEnergy Corp.		70	3,053
NextEra Energy, Inc.		294	21,183
NRG Energy, Inc.		28	4,076
PG&E Corp.		322	4,920
Pinnacle West Capital Corp.		14	1,251
PPL Corp.		112	4,085
Southern Co.		154	14,214
Xcel Energy, Inc.		84	6,081
			117,350

Electrical Equipment - 0.9%
AMETEK, Inc.		28	5,174
Eaton Corp. PLC		56	19,552
Emerson Electric Co.		84	11,088
GE Vernova, Inc.		33	20,228
Generac Holdings, Inc. (a)		14	2,594
Hubbell, Inc.		4	1,724
Rockwell Automation, Inc.		14	4,808
			65,168

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. - Class A		168	18,289
CDW Corp.		14	2,307
Corning, Inc.		112	7,507
Jabil, Inc.		14	2,868
Keysight Technologies, Inc. (a)		28	4,576
TE Connectivity PLC		42	8,673
Trimble, Inc. (a)		42	3,394
Zebra Technologies Corp. - Class A (a)		4	1,268
			48,882

Energy Equipment & Services - 0.2%
Baker Hughes Co.		140	6,356
Halliburton Co.		126	2,864
Schlumberger N.V.		196	7,221
			16,441

Entertainment - 1.6%
Electronic Arts, Inc.		28	4,814
Live Nation Entertainment, Inc. (a)		28	4,662
Netflix, Inc. (a)		56	67,662
Take-Two Interactive Software, Inc. (a)		28	6,531
TKO Group Holdings, Inc.		14	2,654
Walt Disney Co.		252	29,832
Warner Bros. Discovery, Inc. (a)		336	3,911
			120,066

Financial Services - 4.4%
Apollo Global Management, Inc.		70	9,536
Berkshire Hathaway, Inc. - Class B (a)		253	127,254
Block, Inc. (a)		72	5,734
Corpay, Inc. (a)		14	4,559
Fidelity National Information Services, Inc.		84	5,864
Fiserv, Inc. (a)		84	11,607
Global Payments, Inc.		42	3,730
Jack Henry & Associates, Inc.		14	2,286
Mastercard, Inc. - Class A		112	66,672
PayPal Holdings, Inc. (a)		140	9,827
Visa, Inc. - Class A		238	83,724
			330,793

Food Products - 0.6%
Archer-Daniels-Midland Co.		70	4,385
Bunge Global SA		14	1,179
Conagra Brands, Inc.		70	1,339
General Mills, Inc.		84	4,144
Hershey Co.		28	5,145
Hormel Foods Corp.		42	1,068
J M Smucker Co.		14	1,547
Kellanova		42	3,339
Kraft Heinz Co.		126	3,524
Lamb Weston Holdings, Inc.		14	805
McCormick & Co., Inc.		42	2,956
Mondelez International, Inc. - Class A		182	11,182
The Campbell's Co.		28	894
Tyson Foods, Inc. - Class A		42	2,385
			43,892

Gas Utilities - 0.1%
Atmos Energy Corp.		28	4,652

Ground Transportation - 0.9%
CSX Corp.		280	9,103
JB Hunt Transport Services, Inc.		14	2,030
Norfolk Southern Corp.		28	7,839
Old Dominion Freight Line, Inc.		28	4,227
Uber Technologies, Inc. (a)		286	26,813
Union Pacific Corp.		84	18,780
			68,792

Health Care - 0.1%
Regeneron Pharmaceuticals, Inc.		14	8,130

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories		252	33,430
Align Technology, Inc. (a)		14	1,988
Baxter International, Inc.		70	1,728
Becton Dickinson & Co.		42	8,105
Boston Scientific Corp. (a)		210	22,155
Cooper Cos., Inc. (a)		28	1,887
Dexcom, Inc. (a)		56	4,219
Edwards Lifesciences Corp. (a)		84	6,833
GE HealthCare Technologies, Inc.		70	5,161
Hologic, Inc. (a)		28	1,879
IDEXX Laboratories, Inc. (a)		8	5,177
Insulet Corp. (a)		14	4,758
Intuitive Surgical, Inc. (a)		45	21,298
Medtronic PLC		182	16,892
ResMed, Inc.		17	4,667
Solventum Corp. (a)		14	1,023
STERIS PLC		14	3,431
Stryker Corp.		44	17,222
Zimmer Biomet Holdings, Inc.		28	2,971
			164,824

Health Care Providers & Services - 1.6%
Cardinal Health, Inc.		42	6,249
Cencora, Inc.		28	8,165
Centene Corp. (a)		70	2,033
Cigna Group		34	10,230
CVS Health Corp.		182	13,313
Elevance Health, Inc.		28	8,922
HCA Healthcare, Inc.		21	8,483
Henry Schein, Inc. (a)		14	974
Humana, Inc.		14	4,251
Labcorp Holdings, Inc.		14	3,892
McKesson Corp.		14	9,613
Molina Healthcare, Inc. (a)		4	723
Quest Diagnostics, Inc.		14	2,543
UnitedHealth Group, Inc.		128	39,664
Universal Health Services, Inc. - Class B		14	2,542
			121,597

Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc. - Class A (a)		56	7,310
Caesars Entertainment, Inc. (a)		28	750
Carnival Corp. (a)		154	4,911
Chipotle Mexican Grill, Inc. (a)		196	8,259
Darden Restaurants, Inc.		14	2,897
DoorDash, Inc. - Class A (a)		45	11,036
Expedia Group, Inc. - Class A		14	3,007
Hilton Worldwide Holdings, Inc.		31	8,558
Las Vegas Sands Corp.		56	3,227
Marriott International, Inc. - Class A		28	7,500
McDonald's Corp.		98	30,727
MGM Resorts International (a)		28	1,111
Norwegian Cruise Line Holdings Ltd. (a)		70	1,739
Royal Caribbean Cruises Ltd.		31	11,260
Starbucks Corp.		168	14,816
Wynn Resorts Ltd.		14	1,775
Yum! Brands, Inc.		42	6,173
			125,056

Household Durables - 0.3%
D.R. Horton, Inc.		42	7,118
Garmin Ltd.		19	4,595
Lennar Corp. - Class A		28	3,728
Mohawk Industries, Inc. (a)		14	1,858
PulteGroup, Inc.		28	3,696
			20,995

Household Products - 0.9%
Church & Dwight Co., Inc.		42	3,912
Clorox Co.		14	1,655
Colgate-Palmolive Co.		112	9,416
Kimberly-Clark Corp.		42	5,424
Procter & Gamble Co.		324	50,881
			71,288

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.		98	1,327
Vistra Corp.		42	7,942
			9,269

Industrial Conglomerates - 0.2%
3M Co.		84	13,064

Industrials - 0.6%
Axon Enterprise, Inc. (a)		3	2,242
Copart, Inc. (a)		126	6,150
Fastenal Co.		168	8,343
Honeywell International, Inc.		87	19,096
PACCAR, Inc.		70	6,999
			42,830

Information Technology - 0.6%
Palantir Technologies, Inc. - Class A (a)		294	46,073

Insurance - 2.0%
Aflac, Inc.		70	7,480
Allstate Corp.		42	8,545
American International Group, Inc.		84	6,831
Aon PLC - Class A		28	10,276
Arch Capital Group Ltd.		56	5,126
Arthur J Gallagher & Co.		32	9,688
Assurant, Inc.		14	3,019
Brown & Brown, Inc.		28	2,715
Chubb Ltd.		56	15,404
Cincinnati Financial Corp.		28	4,301
Globe Life, Inc.		14	1,959
Hartford Insurance Group, Inc.		42	5,557
Loews Corp.		28	2,710
Marsh & McLennan Cos., Inc.		70	14,407
MetLife, Inc.		84	6,834
Principal Financial Group, Inc.		28	2,254
Progressive Corp.		84	20,753
Prudential Financial, Inc.		56	6,141
Travelers Cos., Inc.		28	7,602
W.R. Berkley Corp.		42	3,011
Willis Towers Watson PLC		14	4,575
			149,188

Interactive Media & Services - 7.1%
Alphabet, Inc. - Class A		801	170,541
Alphabet, Inc. - Class C		647	138,154
Match Group, Inc.		42	1,568
Meta Platforms, Inc. - Class A		298	220,133
			530,396

IT Services - 1.0%
Accenture PLC - Class A		84	21,837
Akamai Technologies, Inc. (a)		28	2,216
Cognizant Technology Solutions Corp. - Class A		70	5,058
EPAM Systems, Inc. (a)		14	2,469
Gartner, Inc. (a)		14	3,517
GoDaddy, Inc. - Class A (a)		14	2,076
International Business Machines Corp.		129	31,410
VeriSign, Inc.		14	3,827
			72,410

Leisure Products - 0.0%(b)
Hasbro, Inc.		14	1,136

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.		42	5,278
Bio-Techne Corp.		28	1,530
Charles River Laboratories International, Inc. (a)		14	2,286
Danaher Corp.		87	17,906
IQVIA Holdings, Inc. (a)		28	5,343
Revvity, Inc.		14	1,262
Thermo Fisher Scientific, Inc.		49	24,143
Waters Corp. (a)		4	1,207
West Pharmaceutical Services, Inc.		14	3,457
			62,412

Machinery - 1.4%
Caterpillar, Inc.		61	25,561
Cummins, Inc.		14	5,578
Deere & Co.		32	15,317
Dover Corp.		14	2,504
Fortive Corp.		56	2,680
IDEX Corp.		14	2,303
Illinois Tool Works, Inc.		42	11,115
Ingersoll Rand, Inc.		56	4,448
Nordson Corp.		14	3,151
Otis Worldwide Corp.		56	4,837
Parker-Hannifin Corp.		14	10,631
Pentair PLC		28	3,011
Snap-on, Inc.		4	1,301
Stanley Black & Decker, Inc.		28	2,080
Westinghouse Air Brake Technologies Corp.		28	5,418
Xylem, Inc.		42	5,946
			105,881

Media - 0.5%
Charter Communications, Inc. - Class A (a)		14	3,718
Comcast Corp. - Class A		546	18,548
Fox Corp. - Class A		28	1,671
Fox Corp. - Class B		14	764
Interpublic Group of Cos., Inc.		56	1,503
News Corp. - Class A		56	1,647
News Corp. - Class B		14	474
Omnicom Group, Inc.		28	2,193
Paramount Skydance Corp. (a)		84	1,235
Trade Desk, Inc. - Class A (a)		48	2,624
			34,377

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.		210	9,324
Newmont Corp.		168	12,499
Nucor Corp.		28	4,164
Steel Dynamics, Inc.		14	1,833
			27,820

Multi-Utilities - 0.6%
Ameren Corp.		42	4,191
CenterPoint Energy, Inc.		98	3,696
CMS Energy Corp.		42	3,006
Consolidated Edison, Inc.		56	5,501
Dominion Energy, Inc.		126	7,547
DTE Energy Co.		28	3,826
NiSource, Inc.		70	2,959
Public Service Enterprise Group, Inc.		70	5,763
Sempra		98	8,091
WEC Energy Group, Inc.		42	4,473
			49,053

Oil, Gas & Consumable Fuels - 2.8%
APA Corp.		56	1,300
Chevron Corp.		266	42,720
ConocoPhillips		182	18,013
Coterra Energy, Inc.		112	2,737
Devon Energy Corp.		98	3,538
Diamondback Energy, Inc.		28	4,165
EOG Resources, Inc.		84	10,485
EQT Corp.		84	4,355
Expand Energy Corp.		28	2,710
Exxon Mobil Corp.		604	69,031
Kinder Morgan, Inc.		280	7,554
Marathon Petroleum Corp.		42	7,548
Occidental Petroleum Corp.		98	4,666
ONEOK, Inc.		84	6,416
Phillips 66		56	7,480
Targa Resources Corp.		28	4,697
Valero Energy Corp.		42	6,384
Williams Cos., Inc.		182	10,534
			214,333

Passenger Airlines - 0.2%
Delta Air Lines, Inc.		98	6,054
Southwest Airlines Co.		84	2,764
United Airlines Holdings, Inc. (a)		56	5,880
			14,698

Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A		28	2,568
Kenvue, Inc.		280	5,799
			8,367

Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.		294	13,871
Eli Lilly & Co.		104	76,188
Johnson & Johnson		338	59,884
Merck & Co., Inc.		351	29,526
Pfizer, Inc.		840	20,799
Viatris, Inc.		168	1,772
Zoetis, Inc.		70	10,948
			212,988

Professional Services - 0.5%
Automatic Data Processing, Inc.		56	17,027
Broadridge Financial Solutions, Inc.		14	3,579
Dayforce, Inc. (a)		28	1,953
Equifax, Inc.		14	3,448
Jacobs Solutions, Inc.		14	2,047
Leidos Holdings, Inc.		14	2,533
Paychex, Inc.		42	5,857
Verisk Analytics, Inc.		14	3,754
			40,198

Real Estate Management & Development - 0.2%
CBRE Group, Inc. - Class A (a)		42	6,809
CoStar Group, Inc. (a)		56	5,011
			11,820

Semiconductors & Semiconductor Equipment - 13.2%
Advanced Micro Devices, Inc. (a)		226	36,754
Analog Devices, Inc.		70	17,592
Applied Materials, Inc.		112	18,005
Broadcom, Inc.		646	192,114
Enphase Energy, Inc. (a)		14	528
First Solar, Inc. (a)		14	2,733
Intel Corp. (a)		644	15,681
KLA Corp.		14	12,208
Lam Research Corp.		182	18,227
Microchip Technology, Inc.		84	5,460
Micron Technology, Inc.		154	18,328
NVIDIA Corp.		3,360	585,245
NXP Semiconductors NV		32	7,515
ON Semiconductor Corp. (a)		56	2,777
QUALCOMM, Inc.		154	24,752
Skyworks Solutions, Inc.		28	2,098
Teradyne, Inc.		28	3,311
Texas Instruments, Inc.		128	25,918
			989,246

Software - 10.2%
Adobe, Inc. (a)		58	20,689
Autodesk, Inc. (a)		28	8,812
Cadence Design Systems, Inc. (a)		35	12,265
Crowdstrike Holdings, Inc. - Class A (a)		32	13,558
Datadog, Inc. - Class A (a)		33	4,510
Fortinet, Inc. (a)		98	7,719
Gen Digital, Inc.		84	2,537
Intuit, Inc.		33	22,011
Microsoft Corp.		1,024	518,851
Oracle Corp.		226	51,105
Palo Alto Networks, Inc. (a)		98	18,671
PTC, Inc. (a)		14	2,989
Roper Technologies, Inc.		14	7,368
Salesforce, Inc.		130	33,313
ServiceNow, Inc. (a)		28	25,689
Synopsys, Inc. (a)		20	12,070
Workday, Inc. - Class A (a)		28	6,463
			768,620

Specialty Retail - 1.7%
Best Buy Co., Inc.		28	2,062
CarMax, Inc. (a)		28	1,718
Home Depot, Inc.		140	56,948
Lowe's Cos., Inc.		75	19,354
O'Reilly Automotive, Inc. (a)		101	10,472
Ross Stores, Inc.		42	6,181
TJX Cos., Inc.		154	21,038
Tractor Supply Co.		84	5,188
Williams-Sonoma, Inc.		14	2,634
			125,595

Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.		2,059	477,976
Dell Technologies, Inc. - Class C		42	5,130
Hewlett Packard Enterprise Co.		196	4,424
HP, Inc.		140	3,996
NetApp, Inc.		28	3,158
Seagate Technology Holdings PLC		28	4,687
Super Micro Computer, Inc. (a)		70	2,908
Western Digital Corp.		56	4,499
			506,778

Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (a)		28	3,350
Lululemon Athletica, Inc. (a)		14	2,831
NIKE, Inc. - Class B		168	12,998
Tapestry, Inc.		28	2,851
			22,030

Tobacco - 0.7%
Altria Group, Inc.		252	16,937
Philip Morris International, Inc.		213	35,599
			52,536

Trading Companies & Distributors - 0.0%(b)
United Rentals, Inc.		3	2,869

Water Utilities - 0.1%
American Water Works Co., Inc.		28	4,018

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.		70	17,639
TOTAL COMMON STOCKS (Cost $6,953,659)			7,299,019

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.9%
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.		28	2,308
Healthpeak Properties, Inc.		98	1,758
Ventas, Inc.		56	3,813
Welltower, Inc.		84	14,136
			22,015

Hotel & Resort REITs - 0.0%(b)
Host Hotels & Resorts, Inc.		98	1,687

Industrial REITs - 0.2%
Prologis, Inc.		140	15,929

Office REITs - 0.0%(b)
BXP, Inc.		28	2,030

Residential REITs - 0.2%
AvalonBay Communities, Inc.		14	2,742
Camden Property Trust		14	1,568
Equity Residential		56	3,703
Essex Property Trust, Inc.		14	3,783
Invitation Homes, Inc.		84	2,628
Mid-America Apartment Communities, Inc.		14	2,041
UDR, Inc.		42	1,662
			18,127

Retail REITs - 0.3%
Federal Realty Investment Trust		14	1,407
Kimco Realty Corp.		98	2,204
Realty Income Corp.		126	7,404
Regency Centers Corp.		28	2,030
Simon Property Group, Inc.		42	7,588
			20,633

Specialized REITs - 0.9%
American Tower Corp.		70	14,269
Crown Castle, Inc.		70	6,940
Digital Realty Trust, Inc.		42	7,041
Equinix, Inc.		14	11,007
Extra Space Storage, Inc.		28	4,020
Iron Mountain, Inc.		42	3,878
Public Storage		18	5,303
SBA Communications Corp.		14	2,868
VICI Properties, Inc.		154	5,202
Weyerhaeuser Co.		112	2,897
			63,425
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $143,964)			143,846

PURCHASED OPTIONS - 0.5%	Notional Amount	Contracts
Put Options - 0.5%			$–
S&P 500 Index (c)(d) Expiration: 10/17/2025; Exercise Price: $6,000.00	$ 7,106,286	11	33,220
TOTAL PURCHASED OPTIONS (Cost $33,649)			33,220

CONTINGENT VALUE RIGHTS - 0.0%		Shares
Sycamore Partners LLC, Exercise Price $0.00 (a)(e)		84	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)			0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.5%
First American Treasury Obligations Fund - Class X, 4.20%(f)		111,298	111,298
Northern U.S. Government Select Money Market Fund, 4.01%(f)		98	98
TOTAL MONEY MARKET FUNDS (Cost $111,396)			111,396

TOTAL INVESTMENTS - 101.0% (Cost $7,242,668)			7,587,481
Liabilities in Excess of Other Assets - (1.0)%			(72,408)
TOTAL NET ASSETS - 100.0%			$7,515,073
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2025.

(f)	The rate shown represents the 7-day annualized yield as of August 31, 2025.

NEOS S&P 500® Hedged Equity Income ETF
Schedule of Written Options
August 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.8)%	Notional Amount	Contracts	Value
Call Options - (0.6)%
S&P 500 Index (a)(b) Expiration: 10/17/2025; Exercise Price: $6,615.00	$(5,814,234)	(9)	$(49,185)

Put Options - (0.2)%
S&P 500 Index (a)(b) Expiration: 10/17/2025; Exercise Price: $5,480.00	(7,106,286)	(11)	(11,715)
TOTAL WRITTEN OPTIONS (Premiums received $57,538)			$(60,900)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS S&P 500® Hedged Equity Income ETF
Notes to Quarterly Schedule of Investments
August 31, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$7,299,019	$–	$–	$7,299,019
Real Estate Investment Trusts - Common	143,846	–	–	143,846
Purchased Options	–	33,220	–	33,220
Contingent Value Rights	–	–	0	0
Money Market Funds	111,396	–	–	111,396
Total Investments	$7,554,261	$33,220	$0	$7,587,481

Liabilities:
Written Options	$–	$(60,900)	$–	$(60,900)
Total Written Options	$–	$(60,900)	$–	$(60,900)

Refer to the Schedule of Investments for further disaggregation of investment categories.
Management has determined that the amount of Level 3 securities compared to total net assets is not material for the NEOS S&P 500® Hedged Equity Income ETF; therefore, the rollforward of Level 3 securities are not shown for the period ended August 31, 2025.
Significant unobservable valuation inputs monitored by the Adviser, the Valuation Designee pursuant to Rule 2a-5, under the supervision of the Board of Trustees for restricted securities or Level 3 investments as of August 31, 2025 for the NEOS S&P 500® Hedged Equity ETF are as follows:

Description	Fair Value as of 8/31/2025	Valuation Technique	Unobservable Input	Input Values (Ranges)
Sycamore Contingent Value Right*	$ 0	Projected Final Distribution	Discount of Projected Distribution	$3.00

*
This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.